Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivatives not designated as hedging instruments, fair value
Interest rate swaps - assets	3,011	3,434
Interest rate swaps - liabilities	3,011	3,434
Other assets
Derivatives not designated as hedging instruments, fair value
Description of Location of Interest Rate Derivative Instruments Not Designated as Hedging Instruments on Balance Sheet	Other assets	Other assets
Other liabilities
Derivatives not designated as hedging instruments, fair value
Description of Location of Interest Rate Derivative Instruments Not Designated as Hedging Instruments on Balance Sheet	Other liabilities	Other liabilities